Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Sales	$ 60,228	$ 231,231	$ 474,546	$ 940,459	$ 1,284,437	$ 3,099,608
Cost of sales	(80,995)	(317,602)	(571,621)	(947,710)	(1,040,339)	(1,441,696)
Gross profit (loss)	(20,767)	(86,371)	(97,075)	(7,251)	244,098	1,657,912
Operating Expenses (Income)
Selling and marketing	110,687	100,066	160,686	336,873	482,677	317,404
General and administrative	859,967	1,410,509	3,342,240	4,339,943	6,428,625	6,423,540
Depreciation and amortization	45,906	39,211	138,409	151,370	196,438	171,749
Gain from insurance settlement	(30,240)	(165,508)	(30,240)	(165,508)	(165,508)
Total operating expenses	986,320	1,384,278	3,611,095	4,662,678	6,942,232	6,912,693
Loss from Operations	(1,007,087)	(1,470,649)	(3,708,170)	(4,669,929)	(6,698,134)	(5,254,781)
Other Expense (Income)
Interest expense, net	72,459	29,140	193,595	256,169	360,413	611,297
Gain on debt restructuring	(130,421)		(130,421)
Gains from foreign currency translation	(14,826)	(74,179)	(35,316)	(106,513)	(101,732)	(187,660)
Total other (income) expense	(72,788)	(45,039)	27,858	149,656	258,681	423,637
Net Loss	(934,299)	(1,425,610)	(3,736,028)	(4,819,585)	(6,956,815)	(5,678,418)
Net loss attributable to non-controlling interest	32,838	109,106	128,355	155,515	293,007
Series B preferred stock dividends	(178,094)	(181,746)	(540,217)	(539,311)	(721,057)	(724,108)
Net Loss Attributable to Common Stockholders	$ (1,079,555)	$ (1,498,250)	$ (4,147,890)	$ (5,203,381)	$ (7,384,865)	$ (6,402,526)
Net Loss per Common Share	$ (0.02)	$ (0.03)	$ (0.07)	$ (0.10)	$ (0.14)	$ (0.14)
Weighted Average Number of Common Shares Outstanding:
Basic and Diluted	61,654,100	57,933,937	60,735,452	52,782,987	54,649,883	44,889,732